PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT
6.	PROPERTY AND EQUIPMENT

Property and equipment and their related accumulated depreciation as of December 31, 2012 and 2013 were as follows:

	December 31,
	2012	2013
	RMB	RMB	US$

Computer equipment	327,736,364	311,542,614	51,463,174
Furniture and fixtures	23,188,141	23,525,921	3,886,205
Motor vehicles	4,669,096	5,718,594	944,644
Leasehold improvements	1,603,574	1,790,059	295,697
Property	213,510,969	213,658,976	35,293,949
Construction in progress	—	16,635,955	2,748,064

	570,708,144	572,872,119	94,631,733
Less: Accumulated depreciation	(230,465,770)	(217,070,676)	(35,857,522)

Property and equipment, net	340,242,374	355,801,443	58,774,211

Depreciation expense for the years ended December 31, 2011, 2012 and 2013, were RMB60,877,662, RMB60,669,884 and RMB49,458,028 (US$8,169,884), respectively.